Document and Entity Information	Sep. 11, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002052152
Document Type	8-K
Document Period End Date	Sep. 11, 2025
Entity Registrant Name	Apollo Origination II (Levered) Capital Trust
Entity Incorporation State Country Code	DE
Entity File Number	000-56722
Entity Tax Identification Number	33-6481219
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3450
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false